FHLB Advances And Other Debt (Schedule Of Federal Home Loan Advances Pledged By Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	$ 108,771	$ 85,091
Securities [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	4,058	4,641
Cash [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	3,300	3,300
Single-Family Residential [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	70,140	49,616
Multi-Family Residential [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	18,841	15,125
Real Estate Commercial [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	5,986	5,348
Home Equity Lines Of Credit [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	$ 6,446	$ 7,061